Acquisitions of business operations - 2015 acquisitions (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 17, 2015 USD ($) employee site area $ / shares	Dec. 31, 2015 USD ($) employee	Dec. 31, 2017 employee	Dec. 31, 2016 employee
Disclosure of detailed information about business combination [line items]
Number of employees | employee		61,500	61,100	59,700
ZS Pharma Acquisition
Disclosure of detailed information about business combination [line items]
Number of employees | employee	200
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value | $	$ 2,700
Profit after tax if acquisition occurred at beginning of period | $		$ 2,702
Number of main therapy areas | area	3
Acquisition price per share | $ / shares	$ 90
Number of sites | site	3